PREPAYMENTS - THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
PREPAYMENTS - THIRD PARTIES
Schedule of prepayments relating to third parties

	December 31,	December 31,
	2025	2024
Prepayments to third party medias	$—	$1,228,357
Less: Provision for doubtful accounts	—	(612,546)
	$—	$615,811

Schedule of movement of allowance for doubtful accounts

	For the Years Ended
	December 31,
	2025	2024	2023
Balance at beginning of the year	$612,546	$581,462	$2,153,390
Charge to expenses	—	47,645	—
Reversal of expenses	(14,912)	—	(1,243,233)
Writing off of prepayments	(607,163)	—	(271,269)
Foreign exchange loss (income)	9,529	(16,561)	(57,426)
Balance at end of the year	$—	$612,546	$581,462